FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value Measurements (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Measurements
Transfers between hierarchy levels	CAD 0.0
Senior Notes | Carrying Value
Fair Value Measurements
Long-term debt, fair value	672.4	CAD 745.6
Senior Notes | Fair Value
Fair Value Measurements
Long-term debt, fair value	CAD 687.2	CAD 771.0